Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net revenues	$ 1,389,075	$ 353,903	$ 3,458,473	$ 619,034	$ 1,634,602	$ 741,785
Operating expenses
Cost of revenue	126,056	158,978	550,892	236,733	472,941	219,931
Sales and marketing	439,721	75,692	803,262	195,099	400,137	422,138
General and administrative	2,564,685	3,491,233	7,441,791	6,660,753	9,496,653	3,946,635
Depreciation and amortization	102,462	$ 60,859	298,491	$ 175,725	257,213	$ 246,603
Impairment of goodwill	$ 422,369		$ 422,369
Loss on forgiveness of liabilities				$ 32,778
Gain on forgiveness of liabilities					(303,114)
Impairment loss					17,698,000
Total operating expenses	$ 3,655,293	$ 3,786,762	$ 9,516,805	7,301,088	28,021,830	$ 4,835,307
Loss from operations	(2,266,218)	(3,432,859)	(6,058,332)	(6,682,054)	(26,387,228)	(4,093,522)
Other income (expense):
Interest expense	$ (924,090)	$ (289,134)	$ (1,629,361)	(1,752,283)	(2,438,172)	(911,527)
Loss on conversion of debt				(49,926)	(585,961)	(1,026,859)
Derivative loss			$ (445,815)	$ (576,143)
Derivative gain					1,188,041
Loss on change in FV of derivative liability	$ 1,120,610		$ (1,488,531)
Amortization of warrants	(773,038)		(1,062,107)
Other income (expense)	12,143		22,527		(41,246)	84,829
Total other income (expense), net	(564,375)	$ (289,134)	(4,603,287)	$ (2,378,352)	(1,877,338)	(1,853,557)
Net loss	(2,830,593)	(3,721,993)	(10,661,619)	(9,060,406)	(28,264,566)	(5,947,079)
Other comprehensive gain (loss):
Foreign currency translation adjustment	(185,129)	(35,449)	21,556	(60,148)	(1,436,386)	(5,244)
Comprehensive loss	$ (3,015,722)	$ (3,757,442)	$ (10,640,063)	$ (9,120,554)	$ (29,700,952)	$ (5,952,323)
Basic and diluted net loss per common share (in dollars per share)	$ (0.87)	$ (2.76)	$ (3.71)	$ (7.99)	$ (20.49)	$ (8.90)
Weighted average shares used in completing basic and diluted net loss per common share (in shares)	3,257,413	1,361,921	2,875,426	1,141,209	1,379,109	668,351